Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Detail) - Derivative Instruments [Member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	£ 1,562	£ 1,696
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(1,432)	(1,520)
Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	33,273	26,680
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(33,290)	(26,802)
Not later than 1 year [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	33	49
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(2)	(3)
Not later than 1 year [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	33,273	26,680
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(33,290)	(26,802)
Between 1 and 2 years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	1,529	48
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	(1,430)	(2)
Between 1 and 2 years [member] | Foreign Exchange Forward Contracts and Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps	0	0
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,	£ 0	0
Between 2 and 3 years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gross cash inflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps		1,599
Gross cash ouflows,Cross currency interest rate swaps, Foreign exchange forward contracts and swaps,		£ (1,515)